INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Summary of income tax recovery

(in thousands)	2023	2022

Deferred income tax:
Origination of temporary differences	$2,578	$149
Tax benefit-previously unrecognized tax assets	—	2,128
Prior year under provision	(235)	(8)
	2,343	2,269
Income tax recovery	$2,343	$2,269

Summary of reconciliation of the effective rate of income tax

(in thousands)	2023	2022

Income before taxes – continuing operations	$87,021	$10,303
Combined Canadian tax rate	26.50%	26.50%
Income tax expense at combined rate	(23,061)	(2,730)

Difference in tax rates	(6,536)	(3,394)
Non-deductible amounts	(5,042)	(3,018)
Non-taxable amounts	33,314	17,334
Change in deferred tax assets not recognized (1)	3,925	(5,729)
Change in tax rates, legislation	(80)	(151)
Prior year under provision	(235)	(8)
Other	58	(35)
Income tax recovery	$2,343	$2,269
(1)	The Company has recognized certain previously unrecognized Canadian tax assets in 2022 as a result of the renunciation of certain tax benefits to subscribers pursuant to the Company's flow-through share issuances of $8,000,000 in December 2022.

Summary of deferred income tax assets (liabilities)

	At December 31	At December 31
(in thousands)	2023	2022

Deferred income tax assets:
Property, plant and equipment, net	$387	$387
Post-employment benefits	295	314
Reclamation obligations	11,699	8,990
Non-capital tax loss carry forwards	18,489	20,070
Capital loss carry forward	25,088	9,483
Other	9,348	8,077
Deferred income tax assets-gross	65,306	47,321
Set-off against deferred income tax liabilities	(65,306)	(47,321)
Deferred income tax assets-per balance sheet	$—	$—

Deferred income tax liabilities:
Inventory	$(852)	$(759)
Property, plant and equipment, net	(40,707)	(40,757)
Investments-equity instruments and uranium	(25,088)	(9,483)
Other	(1,266)	(1,272)
Deferred income tax liabilities-gross	(67,913)	(52,271)
Set-off of deferred income tax assets	65,306	47,321
Deferred income tax liabilities-per balance sheet	$(2,607)	$(4,950)

Summary of deferred income tax liability continuity

(in thousands)	2023	2022

Balance-January 1	$(4,950)	$(7,219)
Recognized in income	2,343	2,269
Recognized in other liabilities (flow-through shares)	—	—
Recognized in other comprehensive income	—	—
Balance-December 31	$(2,607)	$(4,950)

Summary of deferred income tax assets not recognized

	At December 31	At December 31
(in thousands)	2023	2022

Deferred income tax assets not recognized
Property, plant and equipment	$6,985	$5,372
Tax losses-capital	38,445	55,704
Tax losses-operating	69,919	57,580
Tax credits	1,126	1,126
Other deductible temporary differences	2,881	2,653
Deferred income tax assets not recognized	$119,356	$122,435

Summary of Canadian tax losses and tax credits not recognized

	Expiry	At December 31	At December 31
(in thousands)	Date	2023	2022

Tax losses-gross	2025-2043	$324,965	$287,754

Tax benefit at tax rate of 26% - 27%		88,408	77,650
Set-off against deferred tax liabilities		(18,489)	(20,070)
Total tax loss assets not recognized		$69,919	$57,580

Tax credits	2025-2035	1,126	1,126
Total tax credit assets not recognized		$1,126	$1,126